Other Assets - Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Notional Amount	$ 900,000
Swaps, at fair value
Derivative [Line Items]
Notional Amount	$ 900,010	$ 0
Weighted Average Fixed-Pay Interest Rate	1.01%	0.00%
Weighted Average Variable Interest Rate	0.05%	0.00%
Swaps, at fair value | Within 30 days to 12 months
Derivative [Line Items]
Notional Amount	$ 0	$ 0
Weighted Average Fixed-Pay Interest Rate	0.00%	0.00%
Weighted Average Variable Interest Rate	0.00%	0.00%
Swaps, at fair value | Over 12 months to 24 months
Derivative [Line Items]
Notional Amount	$ 0	$ 0
Weighted Average Fixed-Pay Interest Rate	0.00%	0.00%
Weighted Average Variable Interest Rate	0.00%	0.00%
Swaps, at fair value | Over 24 months to 36 months
Derivative [Line Items]
Notional Amount	$ 450,010	$ 0
Weighted Average Fixed-Pay Interest Rate	0.90%	0.00%
Weighted Average Variable Interest Rate	0.05%	0.00%
Swaps, at fair value | Over 36 months to 48 months
Derivative [Line Items]
Notional Amount	$ 0	$ 0
Weighted Average Fixed-Pay Interest Rate	0.00%	0.00%
Weighted Average Variable Interest Rate	0.00%	0.00%
Swaps, at fair value | Over 48 months to 60 months
Derivative [Line Items]
Notional Amount	$ 450,000	$ 0
Weighted Average Fixed-Pay Interest Rate	1.12%	0.00%
Weighted Average Variable Interest Rate	0.05%	0.00%